Income Tax Expense and Deferred Tax Assets and Liabilities (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense and Deferred Tax Assets and Liabilities [Abstract]
Non-capital loss carry-forwards	$ 11,436,565	$ 5,019,398	$ 641,189
Property, plant and equipment	1,393,683	225,269
Share issue costs	1,983,154	737,637
SR&ED	1,397,672
Other	(558,000)
Total	14,400,662	5,780,231	641,189
Deferred tax assets not recognized	(14,955,454)	(5,780,231)	(641,189)
Deferred tax liability	(149,794)
Deferred tax liability (tax effected at 27%)	$ (149,794)